VARIFLEX(R) AND VARIFLEX ES
================================================================================
1999 ANNUAL REPORT


[LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

A MESSAGE FROM SECURITY BENEFIT

SECURITY BENEFIT GROUP KNOWS WALL STREET AND MAIN STREET

In 1999, Security Benefit Life Insurance Company had another year of outstanding financial results. The driving forces behind our tremendous financial performance were consumers' demand for individual retirement products and the extension of our money management and customer service competencies.

As consumers focus on their future, they look to SBL as a partner for developing personal retirement strategies. Our core competencies--money management and customer service--are very solid and the cornerstone of our stronghold in the market segments.

SECURITY BENEFIT IS A CLEAR CHOICE

There are many qualities that make partnering with Security Benefit a clear choice:

*  variety of retirement products
*  cutting edge service
*  pool of flexible and responsive employees
*  rich heritage of innovation and creativity
*  a rock solid financial foundation
*  a strong risk management philosophy

However, if we were asked to capture what makes partnering with SBL a clear choice in one sentence, here's what we'd say--Security Benefit knows Wall Street and Main Street.

Wall Street and Main Street are among the most famous streets in America, but they're known better for their characteristics rather than their location. Everyone knows that Wall Street is in New York, but Wall Street is more of an adjective today than it is a noun. What are the characteristics of something that's Wall Street-like? It's fast paced, risky and high stress.

Likewise, Main Street has become an adjective. The characteristics of something that's Main Street-like are being friendly, courteous, relaxed, and having a real interest and concern for your neighbor.

Knowledge of both streets is one of our competitive advantages and it's why we are positioned for strong growth in the future.

SECURITY BENEFIT KNOWS WALL STREET

Even though SBL operates out of America's Heartland in Topeka, Kansas--the exact opposite of the Wall Street-like atmosphere--we know Wall Street because of our experience, technology and people.

EXPERIENCE. We've been in the equities business for a long time. SBL was one of the first in the industry to introduce a variable annuity and we were on the front end of the mutual fund explosion.* We're as interested in the return of customers' investments as we are in the return on customers' investments.

TECHNOLOGY. In today's computer age, we receive financial news and information at the same time as any other Wall Street professional. When that one important announcement comes across the wire, we receive the information in real time and our money managers can react appropriately.

PEOPLE. There's an abundance of investment talent and expertise grown in America's breadbasket and SBL attracts its fair share. Here, our talent is moderately insulated from the steady stream of Wall Street noise, so they can focus on what they do best--manage money.

SECURITY BENEFIT KNOWS MAIN STREET

In order to survive in the financial services industry today, you need to be good at providing three things:

*  products with good performance
*  competitive product pricing
*  good customer service

But, in order to thrive in the industry, you need to be great at one of those things.

At Security Benefit, we've got good products with good performance and competitively priced. But, we've made a conscious decision to be great at customer service. In 1999, Dalbar, Inc. recognized Security Benefit for its great customer service--again.

Where does our ability to provide outstanding service stem from? It stems from everyone at Security Benefit having a deep knowledge of Main Street. Main Street is part of Americana. Our goal is to provide customers the high-touch, personalized service you receive when you enter an establishment on Main Street, USA.

In the year 2000 and beyond, we will invest in initiatives that enhance the value we offer to customers and make partnering with Security Benefit an even clearer choice. Thanks for choosing Security Benefit in 1999.

*Variable annuities and mutual funds distributed by Security Distributors, Inc.

BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD AND CEO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT AND CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
CHAIRMAN AND CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
VICE CHAIRPERSON
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD AND CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

KRIS A. ROBBINS
PRESIDENT AND COO
Security Benefit Life Insurance Company
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
CHAIRMAN AND CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 6, 2000, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 2000.

This report is submitted only for the general information of Variflex Variable Annuity contractowners and participants. This report is not authorized for distribution to prospective purchasers of Variflex unless it is preceded or accompanied by an effective prospectus.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS


THE CONTRACT OWNERS OF VARIFLEX
AND THE BOARD OF DIRECTORS OF
SECURITY BENEFIT LIFE INSURANCE COMPANY

We have audited the accompanying individual and combined balance sheets of Variflex (comprised of the individual series as indicated therein) as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended, except for those individual series operating for portions of a period as disclosed in the financial statements. These financial statements are the responsibility of Security Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual series of Variflex at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the periods described above in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 4, 2000

VARIFLEX
================================================================================
BALANCE SHEETS                                                 DECEMBER 31, 1999
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

Investments:
  SBL Fund:
    Series A (Growth Series) - 31,820,560 shares at net
      asset value of $35.51 per share (cost, $988,561).............   $1,129,956
    Series B (Growth-Income Series) - 38,778,697 shares at
      net asset value of $24.39 per share (cost, $1,177,906).......      945,806
    Series C (Money Market Series) - 8,861,295 shares at
      net asset value of $12.04 per share (cost, $110,222).........      106,688
    Series D (Worldwide Equity Series) - 48,948,631 shares
      at net asset value of $9.08 per share (cost, $325,632).......      444,452
    Series E (High Grade Income Series) - 9,578,275 shares
      at net asset value of $10.55 per share (cost, $113,333)......      101,050
    Series J (Mid Cap Series) - 11,793,196 shares at net
      asset value of $30.15 per share (cost, $249,562).............      355,560
    Series K (Global Strategic Income Series) - 711,052 shares
      at net asset value of $9.61 per share (cost, $7,028).........        6,832
    Series M (Global Total Return Series) - 2,253,017 shares
      at net asset value of $13.09 per share (cost, $28,124).......       29,493
    Series N (Managed Asset Allocation Series) - 3,171,026 shares
      at net asset value of $16.94 per share (cost, $48,973).......       53,716
    Series O (Equity Income Series) - 7,655,204 shares at
      net asset value of $17.27 per share (cost, $135,986).........      132,200
    Series S (Social Awareness Series) - 5,933,285 shares at
      net asset value of $31.71 per share (cost, $153,288).........      188,139
    Series P (High Yield Series) - 148,179 shares at net
      asset value of $15.51 per share (cost, $2,480)...............        2,298
    Series V (Value Series) - 808,536 shares at net
      asset value of $16.73 per share (cost, $13,141)..............       13,526
    Series X (Small Cap Series) - 1,317,327 shares at net
      asset value of $19.40 per share (cost, $20,425)..............       25,556
    Series H (Enhanced Index Series) - 712,547 shares at
      net asset value of $11.15 per share (cost, 7,338)............        7,944
    Series I (International Series) - 122,055 shares at
      net asset value of $13.00 per share (cost, $ 1,266)..........        1,587
    Series Y (Select 25 Series) - 1,530,122 shares at net
      asset value of $12.37 per share (cost, $16,814)..............       18,928
Mortality guarantee receivable.....................................            4
                                                                       ---------
Combined assets....................................................   $3,563,735
                                                                       =========
                             See accompanying notes.

VARIFLEX
=============================================================================================
BALANCE SHEETS                                                              DECEMBER 31, 1999
---------------------------------------------------------------------------------------------
NET ASSETS                          (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)
                                            NUMBER        UNIT
                                           OF UNITS       VALUE       AMOUNT
                                           --------       -----       ------
Net assets are represented by (NOTE 3):

VARIFLEX

  Growth Series:
    Accumulation units.................   14,612,496     $77.05     $1,125,837
    Annuity reserves...................       53,186      77.05          4,098     $1,129,935
                                                                     ---------
  Growth-Income Series:
    Accumulation units.................   15,143,945      62.23        942,377
    Annuity reserves...................       54,145      62.23          3,369        945,746
                                                                     ---------
  Money Market Series:
    Accumulation units.................    5,169,895      20.41        105,527
    Annuity reserves...................       56,292      20.41          1,149        106,676
                                                                     ---------
  Worldwide Equity Series:
    Accumulation units.................   16,126,805      27.49        443,386
    Annuity reserves...................       39,092      27.49          1,075        444,461
                                                                     ---------
  High Grade Income Series:
    Accumulation units.................    4,189,725      23.92        100,237
    Annuity reserves...................       33,944      23.92            812        101,049
                                                                     ---------
  Mid Cap Series:
    Accumulation units.................    8,901,648      39.82        354,476
    Annuity reserves...................       27,348      39.82          1,089        355,565
                                                                     ---------
  Global Strategic Income Series:
    Accumulation units.................      517,883      13.19          6,832
    Annuity reserves...................            5      13.19            ---          6,832
                                                                     ---------
  Global Total Return Series:
    Accumulation units.................    1,865,142      15.78         29,432
    Annuity reserves...................        3,863      15.78             61         29,493
                                                                     ---------
  Managed Asset Allocation Series:
    Accumulation units.................    3,031,613      17.63         53,439
    Annuity reserves...................       14,996      17.63            264         53,703
                                                                     ---------
  Equity Income Series:
    Accumulation units.................    6,871,867      19.18        131,831
    Annuity reserves...................       18,393      19.18            353        132,184
                                                                     ---------
  Social Awareness Series:
    Accumulation units.................    5,486,456      34.16        187,427
    Annuity reserves...................       19,740      34.16            674        188,101
                                                                     ---------

                             See accompanying notes.

---------------------------------------------------------------------------------------------
NET ASSETS, CONTINUED
                                            NUMBER        UNIT
                                           OF UNITS       VALUE       AMOUNT
                                           --------       -----       ------
Net assets are represented by (NOTE 3)
  (continued):

VARIFLEX (CONTINUED)

  High Yield Series:
    Accumulation units.................      184,920     $12.43                    $    2,298

  Value Series:
    Accumulation units.................      766,899      17.62                        13,512

  Small Cap Series:
    Accumulation units.................    1,312,167      19.48                        25,556

  Enhanced Index Series:
    Accumulation units.................      713,124      11.14                         7,944

  International Series:
    Accumulation units.................      123,049      12.89                         1,587

  Select 25 Series:
    Accumulation units.................    1,545,208      12.24                        18,921

VARIFLEX ES

  Growth Series:
    Accumulation units.................        1,322     $23.89                            36

  Growth-Income Series:
    Accumulation units.................        1,599      19.10                            32

  Worldwide Equity Series:
    Accumulation units.................           42      18.75                             1

  High Grade Income Series:
    Accumulation units.................           87      11.34                             1

  Managed Asset Allocation Series:
    Accumulation units.................          761      15.98                            13

  Equity Income Series:
    Accumulation units.................          920      17.54                            16

  Social Awareness Series:
    Accumulation units.................        1,940      24.40                            52

  Value Series:
    Accumulation units.................          812      14.92                            14

  Select 25 Series:
    Accumulation units.................          571      11.74                             7
                                                                                    ---------
Combined net assets....................                                            $3,563,735
                                                                                    =========

                             See accompanying notes.

VARIFLEX
====================================================================================================================================
STATEMENTS OF OPERATIONS AND
CHANGES IN NET ASSETS                                                                                   YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (IN THOUSANDS)
                                                                                                     HIGH
                                                               GROWTH-       MONEY      WORLDWIDE    GRADE
                                                 GROWTH        INCOME        MARKET      EQUITY      INCOME      MID CAP
VARIFLEX                                         SERIES        SERIES        SERIES      SERIES      SERIES      SERIES
                                               --------------------------------------------------------------------------
Dividend distributions......................   $    8,303    $   22,341    $   9,795    $    ---    $ 13,388    $    ---
Expenses (NOTE 2):
  Mortality and expense risk fee............      (13,104)      (12,707)      (1,401)     (3,972)     (1,375)     (2,973)
  Administrative fee........................         (564)       (1,146)        (111)        (46)       (231)        (32)
                                               --------------------------------------------------------------------------
Net investment income (loss)................       (5,365)        8,488        8,283      (4,018)     11,782      (3,005)

Capital gains distributions.................       35,404       380,799          ---      43,845         ---      39,846
Realized gain (loss) on investments.........      103,927       (64,116)        (146)     11,691      (2,603)     15,124
Unrealized appreciation
  (depreciation) on investments.............      (63,995)     (317,071)      (4,363)    100,111     (15,263)     77,937
                                               --------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments.....................       75,336          (388)      (4,509)    155,647     (17,866)    132,907
                                               --------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........       69,971         8,100        3,774     151,629      (6,084)    129,902
Net assets at beginning of year.............    1,060,662     1,078,658       86,834     300,829     120,032     224,096
Variable annuity deposits (NOTES 2 AND 3)...      335,083       138,151      279,342      77,466      34,749      89,025
Terminations and withdrawals (NOTES 2 AND 3)     (333,817)     (278,392)    (262,639)    (85,205)    (47,375)    (85,914)
Annuity payments (NOTES 2 AND 3)............       (1,954)         (740)        (626)       (268)       (266)     (1,549)
Net mortality guarantee transfer............          (10)          (31)          (9)         10          (7)          5
                                               --------------------------------------------------------------------------
Net assets at end of year...................   $1,129,935    $  945,746    $ 106,676    $444,461    $101,049    $355,565
                                               ==========================================================================

                                                 See accompanying notes.

                                                GLOBAL      GLOBAL     MANAGED
                                               STRATEGIC    TOTAL       ASSET       EQUITY      SOCIAL
                                                INCOME      RETURN    ALLOCATION    INCOME     AWARENESS   HIGH YIELD
                                                SERIES      SERIES      SERIES      SERIES      SERIES       SERIES
                                               ----------------------------------------------------------------------
Dividend distributions......................    $   ---    $   997    $  1,826     $  4,300    $    858     $  178
Expenses (NOTE 2):
  Mortality and expense risk fee............        (88)      (353)       (625)      (1,652)     (1,940)       (10)
  Administrative fee........................        (22)       (18)        (40)        (151)        (46)        (2)
                                               ----------------------------------------------------------------------
Net investment income (loss)................       (110)       626       1,161        2,497      (1,128)       166

Capital gains distributions.................         49      2,206         ---        6,968       5,735         13
Realized gain (loss) on investments.........       (461)       498       3,535        6,480      16,550         (8)
Unrealized appreciation
  (depreciation) on investments.............        472         99        (652)     (14,030)      2,803       (182)
                                               ----------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments.....................         60      2,803       2,883         (582)     25,088       (177)
                                               ----------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........        (50)     3,429       4,044        1,915      23,960        (11)
Net assets at beginning of year.............      7,638     29,917      44,175      128,372     124,218        ---
Variable annuity deposits (NOTES 2 AND 3)...      2,320      4,246      20,797       41,958      76,909      3,092
Terminations and withdrawals (NOTES 2 AND 3)     (3,071)    (8,095)    (15,143)     (40,006)    (36,955)      (783)
Annuity payments (NOTES 2 AND 3)............         (5)        (4)       (170)         (52)        (36)       ---
Net mortality guarantee transfer............        ---        ---         ---           (3)          5        ---
                                               ----------------------------------------------------------------------
Net assets at end of year...................    $ 6,832    $29,493    $ 53,703     $132,184    $188,101     $2,298
                                               ======================================================================

                                               See accompanying notes.

VARIFLEX
====================================================================================================================================
STATEMENTS OF OPERATIONS AND                                                                            YEAR ENDED DECEMBER 31, 1999
CHANGES IN NET ASSETS (CONTINUED)                                                                                  (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (IN THOUSANDS)
                                                                      ENHANCED
                                                VALUE     SMALL CAP     INDEX    INTERNATIONAL   SELECT 25     VARIFLEX
                                                SERIES     SERIES      SERIES*      SERIES*       SERIES*       TOTAL
                                               --------------------------------------------------------------------------
Dividend distributions......................   $    41    $     3      $   27       $  ---        $   ---    $    62,057
Expenses (NOTE 2):
  Mortality and expense risk fee............       (44)       (49)        (28)          (6)           (57)       (40,384)
   Administrative fee.......................        (4)        (1)         (9)         ---             (6)        (2,429)
                                               --------------------------------------------------------------------------
Net investment income (loss)................        (7)       (47)        (10)          (6)           (63)        19,244

Capital gains distributions.................       323        619          25          ---            ---        515,832
Realized gain (loss) on investments.........       (52)       704          33           13            209         91,378
Unrealized appreciation
  (depreciation) on investments.............       385      5,131         606          321          2,114       (225,577)
                                               --------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments.....................       656      6,454         664          334          2,323        381,633
                                               --------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........       649      6,407         654          328          2,260        400,877
Net assets at beginning of year.............       ---        ---         ---          ---            ---      3,205,431
Variable annuity deposits (NOTES 2 AND 3)...    14,864     21,458       7,971        1,382         17,870      1,166,683
Terminations and withdrawals (NOTES 2 AND 3)    (2,001)    (2,309)       (681)        (123)        (1,209)    (1,203,718)
Annuity payments (NOTES 2 AND 3)............       ---        ---         ---          ---            ---         (5,670)
Net mortality guarantee guarantee transfer..       ---        ---         ---          ---            ---            (40)
                                               --------------------------------------------------------------------------
Net assets at end of year...................   $13,512    $25,556      $7,944       $1,587        $18,921    $ 3,563,563
                                               ==========================================================================

*For the period May 3, 1999 (inception date) through December 31,1999.

                                                 See accompanying notes.

                                                                                                            MANAGED ASSET    EQUITY
                                               GROWTH    GROWTH-INCOME      WORLDWIDE        HIGH GRADE      ALLOCATION      INCOME
VARIFLEX ES                                    SERIES       SERIES        EQUITY SERIES    INCOME SERIES       SERIES        SERIES
                                               ------------------------------------------------------------------------------------
Dividend distributions......................   $---          $---             $---             $---             $---          $---
Expenses (NOTE 2):
  Mortality and expense risk fee............    ---           ---              ---              ---              ---           ---
  Administrative fee........................    ---           ---              ---              ---              ---           ---
                                               ------------------------------------------------------------------------------------
Net investment income (loss)................    ---           ---              ---              ---              ---           ---

Capital gains distributions.................    ---           ---              ---              ---              ---           ---
Realized gain (loss) on investments.........    ---           ---              ---              ---              ---           ---
Unrealized appreciation
  (depreciation) on investments.............      2            (2)             ---              ---              ---            (2)
                                               ------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments................      2            (2)             ---              ---              ---            (2)
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........      2            (2)             ---              ---              ---            (2)
Net assets at beginning of year.............    ---           ---              ---              ---              ---           ---
Variable annuity deposits (NOTES 2 AND 3)...     37            35                1                1               15            22
Terminations and withdrawals (NOTES 2 AND 3)     (3)           (1)             ---              ---               (2)           (4)
Annuity payments (NOTES 2 AND 3)............    ---           ---              ---              ---              ---           ---
Net mortality guarantee transfer............    ---           ---              ---              ---              ---           ---
                                               ------------------------------------------------------------------------------------
Net assets at end of year...................   $ 36          $ 32             $  1             $  1             $ 13          $ 16
                                               ====================================================================================

                                                      See accompanying notes.

                                                    SOCIAL            VALUE          SELECT 25         VARIFLEX ES
VARIFLEX ES (CONTINUED)                        AWARENESS SERIES       SERIES          SERIES*             TOTAL          COMBINED
                                               ------------------------------------------------------------------------------------
Dividend distributions......................         $---              $---            $---               $---         $    62,057
Expenses (NOTE 2):
  Mortality and expense risk fee............          ---               ---             ---                ---             (40,384)
  Administrative fee........................          ---               ---             ---                ---              (2,429)
                                               ------------------------------------------------------------------------------------
Net investment income (loss)................          ---               ---             ---                ---              19,244

Capital gains distributions.................          ---               ---             ---                ---             515,832
Realized gain (loss) on investments.........          ---               ---             ---                ---              91,378
Unrealized appreciation
  (depreciation) on investments.............            3               ---             ---                  1            (225,576)
                                               ------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments................            3               ---             ---                  1             381,634
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........            3               ---             ---                  1             400,878
Net assets at beginning of year.............          ---               ---             ---                ---           3,205,431
Variable annuity deposits (NOTES 2 AND 3)...           49                14               9                183           1,166,866
Terminations and withdrawals (NOTES 2 AND 3)          ---               ---              (2)               (12)         (1,203,730)
Annuity payments (NOTES 2 AND 3)............          ---               ---             ---                ---              (5,670)
Net mortality guarantee transfer............          ---               ---             ---                ---                 (40)
                                               ------------------------------------------------------------------------------------
Net assets at end of year...................         $ 52              $ 14            $  7               $172         $ 3,563,735
                                               ====================================================================================

*Period May 3, 1999 (inception date) through December 31, 1999.

                                                       See accompanying notes.

VARIFLEX
================================================================================
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION  - Variflex  (the  Account)  is a separate  account of  Security
   Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of principal), Series J (Mid Cap Series - emphasis on capital appreciation), Series K (Global Strategic Income Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Global Total Return Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income and capital appreciation), Series S (Social Awareness Series - emphasis on capital appreciation), Series P (High Yield Series - emphasis on high current income with secondary emphasis on capital appreciation through investment in higher yielding, higher risk debt securities), Series V (Value Series - emphasis on long-term growth of capital), Series X (Small Cap Series - emphasis on long-term growth of capital), Series H (Enhanced Index Series - emphasis on capital appreciation consistent with performance of the Standard & Poor's 500 Composite Index), Series I (International Series - emphasis on long-term capital appreciation from investment in foreign equity securities) and Series Y (Select 25 Series
   - emphasis on long-term capital appreciation from a concentration of 20 to 30 common stocks). During 1999 the former Emerging Growth Series, Global Aggressive Bond Series, and Specialized Asset Allocation Series were renamed Mid Cap Series, Global Strategic Income Series, and Global Total Return Series, respectively.

   The Account receives deposits from two types of investment contracts, Variflex and Variflex ES.

   Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC
   (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

   SMC has engaged T. Rowe Price Associates, Inc. to provide subadvisory services for the Managed Asset Allocation Series and the Equity Income Series; Strong Capital Management, Inc. to provide subadvisory services for the Small Cap Series; Oppenheimer Funds, Inc. to provide subadvisory services for the Worldwide Equity Series and Banker's Trust Company to provide subadvisory services for the Enhanced Index Series and the International Series. Meridian Investment Management Corporation (Meridian) served as subadvisor for the Global Strategic Income Series and the Global Total Return Series until May 15, 1999 when Meridian was replaced by Wellington Management Company, LLP.

   INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

   The cost of investments purchased and proceeds from investments sold for the year ended December 31 was as follows:

                                                  COST OF     PROCEEDS
                                                 PURCHASES   FROM SALES
                                                 ---------   ----------
                                                     (IN THOUSANDS)
             Growth Series....................   $401,454     $372,081
             Growth-Income Series.............    556,246      307,908
             Money Market Series..............    199,746       75,383
             Worldwide Equity Series..........    125,940       94,119
             High Grade Income Series.........     52,141       53,253
             Mid Cap Series...................    135,516       97,113
             Global Strategic Income Series...      2,530        3,347
             Global Total Return Series.......      7,979        9,000
             Managed Asset Allocation Series..     24,193       17,535
             Equity Income Series.............     55,397       44,015
             Social Awareness Series..........     85,811       41,242
             High Yield Series................      3,410          922
             Value Series.....................     15,442        2,249
             Small Cap Series.................     22,509        2,788
             Enhanced Index Series............      8,181          876
             International Series.............      1,455          202
             Select 25 Series.................     18,547        1,942

   ANNUITY RESERVES - Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves and any resulting adjustment is either charged or credited to SBL and not to the Account.

   REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

   FEDERAL INCOME TAXES - The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

   USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

   SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.2% of the net asset value of each Variflex contract and 1.0% of the net asset value of each Variflex ES contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

   When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)
                                                                           UNITS
                                                                           -----
   VARIFLEX

     Growth Series:
       Variable annuity deposits.......................................    3,598
       Terminations, withdrawals, annuity payments and expense charges. 3,643 Growth-Income Series:
       Variable annuity deposits.......................................    1,111
       Terminations, withdrawals, annuity payments and expense charges. 3,351 Money Market Series:
       Variable annuity deposits.......................................   10,211
       Terminations, withdrawals, annuity payments and expense charges. 9,389 Worldwide Equity Series:
       Variable annuity deposits.......................................    2,823
       Terminations, withdrawals, annuity payments and expense charges. 3,270 High Grade Income Series:
       Variable annuity deposits.......................................      950
       Terminations, withdrawals, annuity payments and expense charges. 1,498 Mid Cap Series:
       Variable annuity deposits.......................................    2,285
       Terminations, withdrawals, annuity payments and expense charges. 2,355 Global Strategic Income Series:
       Variable annuity deposits.......................................      134
       Terminations, withdrawals, annuity payments and expense charges. 195 Global Total Return Series:
       Variable annuity deposits.......................................      188
       Terminations, withdrawals, annuity payments and expense charges. 454 Managed Asset Allocation Series:
       Variable annuity deposits.......................................    1,114
       Terminations, withdrawals, annuity payments and expense charges. 785 Equity Income Series:
       Variable annuity deposits.......................................    1,643
       Terminations, withdrawals, annuity payments and expense charges. 1,569 Social Awareness Series:
       Variable annuity deposits.......................................    2,233
       Terminations, withdrawals, annuity payments and expense charges. 937 High Yield Series:
       Variable annuity deposits.......................................      248
       Terminations, withdrawals, annuity payments and expense charges.       63
     Value Series:
       Variable annuity deposits.......................................      886
       Terminations, withdrawals, annuity payments and expense charges. 120 Small Cap Series:
       Variable annuity deposits.......................................    1,474
       Terminations, withdrawals, annuity payments and expense charges. 162 Enhanced Index Series:
       Variable annuity deposits.......................................      781
       Terminations, withdrawals, annuity payments and expense charges.       68
     International Series:
       Variable annuity deposits.......................................      135
       Terminations, withdrawals, annuity payments and expense charges.       12
     Select 25 Series:
       Variable annuity deposits.......................................    1,652
       Terminations, withdrawals, annuity payments and expense charges.      107

   VARIFLEX ES

     Growth Series:
       Variable annuity deposits.......................................        1
       Terminations, withdrawals, annuity payments and expense charges. --- Growth-Income Series:
       Variable annuity deposits.......................................        2
       Terminations, withdrawals, annuity payments and expense charges. --- Worldwide Equity Series:
       Variable annuity deposits.......................................      ---
     High Grade Income Series:
       Variable annuity deposits.......................................      ---
     Managed Asset Allocation Series:
       Variable annuity deposits.......................................        1
       Terminations, withdrawals, annuity payments and expense charges. --- Equity Income Series:
       Variable annuity deposits.......................................        1
       Terminations, withdrawals, annuity payments and expense charges. --- Social Awareness Series:
       Variable annuity deposits.......................................        2
     Value Series:
       Variable annuity deposits.......................................        1
     Select 25 Series:
       Variable annuity deposits.......................................        1
       Terminations, withdrawals, annuity payments and expense charges.      ---